(ICON)

Global
Utility
Fund, Inc.

ANNUAL
REPORT
Sept. 30, 1996

(LOGO)

Global Utility Fund, Inc.

Performance At A Glance.
The Global Utility Fund's Class A shares gained 8.7% for the year ended September 30, 1996, as compared to 2.4% for the benchmark Financial Times World Utilities Index. The Fund's international representation and diversification in the natural gas area contributed to the gain. As shown below, the Fund's longer term record compares favorably with most other indices in the utility and related areas.

Cumulative Total Returns1                                As
of 9/30/96
                         One        Five          Since
                         Year       Years       Inception2
Class A                  8.7%       69.7%         111.2%
Class B                  7.9        63.3           75.4
Class C                  7.9         N/A           20.7
FT World Utilities*      2.4        53.5           53.5
Lipper Utility Avg**     8.7        59.9           82.4

Average Annual Total Returns1                          As of
9/30/96
                         One        Five          Since
                         Year       Years       Inception2
Class A                  3.2%       10.0%          10.9%
Class B                  2.9        10.2           10.6
Class C                  6.9         N/A            9.1

Past performance is not indicative of future results.
Investment
return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management, Lipper Analytical Services and Wellington Management. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge
(CDSC) of 5%,
4%, 3%, 2%, 1% and 1% for six years. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2Inception dates: 1/2/90 Class A; 3/18/91 Class B; 8/1/94
Class C.
The Fund operated as a closed-end fund from its inception until
February 1, 1991.

* The Financial Times World Utilities Index is currently comprised of approximately 174 world utility stocks representing approximately 25 countries.

** These are the average returns of 90 funds for one year;
21 funds
for five years; and 16 funds since the inception of the Class A shares, as determined by Lipper Analytical Services.

How Investments Compared.
    (As of 9/30/96)
        (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

William C. S. Hicks, Fund Manager                 (PICTURE)

Portfolio
Manager's Report

The Global Utility Fund invests primarily in the stocks and bonds of utility companies from around the world. The Fund seeks to provide total return, without incurring undue risk, by investing primarily in income-producing securities. There is no assurance that the Fund will be able to achieve its investment objective. Investors should also keep in mind that there are special risks associated with foreign investing (such as currency fluctuations and social, political and economic developments) and with investing in utility securities.

Natural Gas
Stocks Rise.
The Fund made significant investments
in natural gas stocks when gas prices
were under pressure 18 months ago. More
recently, natural gas prices and related common stock prices have risen, as our projections for tightening supply/demand conditions were realized. We have used this favorable period to take profits for the Fund's shareholders.

Strategy Session.
In our March letter, we highlighted the Fund's significant investment in the natural gas area. The Fund's positions were largely established during depressed 1995 gas price levels in anticipation of the subsequent tightening of supply and demand. The average price of natural gas has expanded from about $1.50 per Mcf (thousand cubic feet) in 1995 to more than $2.50 per Mcf in June 1996. Since both stock prices and the price of gas have advanced, we have taken profits and reduced the Fund's natural gas holdings to 12% of equity assets.

Telecommunications represents the largest segment of the equity portfolio, 48% of total equity assets, with a greater representation in the faster-growing foreign markets. The telecommunication industry is undergoing significant change as a result of the recently signed telecom reform bill. Regional bell companies are making plans to enter the long- distance business, and telecom-munication companies are exploring new services related to the growing Internet and wireless markets.

The electric utility sector represents 34% of equity assets. The domestic electric utility industry continues to reflect important changes in the regulatory environment, which has resulted in increased price competition. A number of domestic electric utility companies are seeking foreign or domestic merger partners in order to diversify and/or contain their cost structure.

   Portfolio Breakdown.
Expressed as a percentage of
equity assets as of 9/30/96.
       (PIE CHART)

What Went Well.

Natural Gas
Our natural gas theme continued to benefit the Fund during the past six months with significant advances by domestic companies, such as
Sonat, and some of the Fund's foreign gas transmission companies, such as Australian Gas Light and TransCanada
Pipeline.

International Diversification
International holdings, which now comprise more than one-half of the Fund's equity assets, continued to contribute to performance with advances in the Italian markets (STET, Telecom Italia, and
Telecom Italia Mobile), Philippine Long Distance, and
Telefonica
Espana.

Five Largest Holdings.
3.0%    AT&T Corp.
        Telecommunications
2.9%    SBC Communications
        Telecommunications
2.8%    Telefonica Espana ADR
        Telecommunications
2.5%    Westcoast Energy
        Natural Gas
2.4%    Veba AG
        Electric Utilities

Expressed as a percentage of total net
assets as of 9/30/96.

And Not So Well.
The Fund's domestic long-distance holdings (MCI, GTE, and AT&T) have been cutting prices on services, resulting in negative crosscurrents for earnings and equity prices.

Looking Ahead.
Price competition is driving management of electric utility companies to control costs and diversify. For example, Rhode Island became the first state to allow all new industrial and commercial customers, all existing manufacturers, and all state users with loads exceeding
1.5 megawatts to select the cheapest available power sources by mid-1997.

Likewise, the telecommunication industry remains dynamic with new technologies requiring dramatic changes in the networking and wireless industries. AT&T Corp. has recently completed a spin-off of its leading-edge subsidiary, Lucent Technologies, and will later distribute to shareholders its NCR division. A new era appears certain, creating marketing opportunities for innovative new companies and manufacturers of sophisticated new telecom equipment.

Within this environment, the trends toward domestic and foreign mergers continue. We anticipate further industry consolidation in both the domestic electric utility industry as well as the telecom-munication sector.

In the fourth quarter of this year, we expect a major initial public offering of Deutsche Telekom, which will be the largest ever European IPO.

The growth of international markets continues to offer significant investment opportu-nities in the electric utility and telecommunication areas.

Portfolio of Investments as of     GLOBAL UTILITY FUND, INC.
September 30, 1996
------------------------------------------------------------
------------------------------------------------------------

                                                     US$
Value
Shares      Description                              (Note
1)
------------------------------------------------------------
Electric Utilities--25.2%
  528,000   China Light & Power Co., Ltd. (Hong
              Kong)                                $
2,458,005
  175,000   CMS Energy Corp.
5,271,875
  200,000   DPL, Inc.
4,675,000
  187,500   DQE, Inc.
5,226,562
  100,000   DTE Energy Co.
2,800,000
  100,000   Empresa Nacional de Electricidad
              S.A.
              (ADR) (Spain)
5,937,500
  190,000   Espoon Sahko
              (ADS) (Finland)
4,075,558
  150,000   Huaneng Power International, Inc.*
              (ADR) (China)
2,493,750
  600,000   Iberdrola S.A. (Spain)
5,816,851
   75,000   Korea Electric Power Corp.
              (ADR) (Korea)
1,415,625
  220,000   Pacific Gas & Electric Co.
4,785,000
  100,000   Pinnacle West Capital Corp.
2,962,500
  140,000   Public Service Co. of Colorado
4,970,000
   80,000   RWE A.G. (Germany)
3,020,055
1,300,000   ScottishPower PLC (United Kingdom)
6,207,409
  280,000   Shandong Huaneng Power
              Co. Ltd. (ADR) (China)
2,520,000
  100,000   Texas Utilities Co.
3,962,500
  140,000   VEBA A.G. (Germany)
7,331,236
                                                   ---------
----

75,929,426
------------------------------------------------------------
Gas Utilities--8.9%
  618,705   Australian Gas Light Co. (Australia)
3,331,375
  100,000   Burlington Resources, Inc.
4,437,500
  120,000   Equitable Resources, Inc.
3,420,000
   60,000   Sonat, Inc.
2,655,000
  330,000   TransCanada Pipelines Ltd. (Canada)
5,293,664
  470,000   Westcoast Energy, Inc. (Canada)        $
7,556,714
                                                   ---------
----

26,694,253
Telecommunications--33.2%
  106,300   AirTouch Communications, Inc.*
2,936,538
  175,000   AT&T Corp.
9,143,750
  150,000   BCE, Inc. (Canada)
6,412,500
  153,200   BC Telecom, Inc. (Canada)
3,064,900
  100,000   Comsat Corp.
2,262,500
   43,000   Empresas Telex-Chile S.A.(ADR)
              (Chile)
258,000
   50,000   GTE Corp.
1,925,000
  210,000   MCI Communications Corp.
5,368,125
      369   Nippon Telegraph & Telephone Corp.
              (Japan)
2,716,036
  125,000   NYNEX Corp.
5,437,500
  100,000   Hellenic Telecom, Inc.* (Greece)
1,682,573
  106,300   Pacific Telesis Group
3,574,338
   87,600   Portugal Telecom S.A.
              (ADS) (Portugal)
2,255,700
  120,000   Royal PTT Nederland NV (Netherlands)
4,129,228
  180,000   SBC Communications Inc.
8,662,500
   70,000   Sprint Corp.
2,721,250
2,300,000   STET-Societa Finanziaria Telefonica
              P.A. (Italy)
6,217,358
  165,500   Tele Danmark (ADR) (Denmark)
3,909,937
   20,000   Telecom Corp. of New Zealand Ltd.
              (ADR) (New Zealand)
1,515,000
  900,000   Telecom Italia S.P.A. (Italy)
1,998,858
  900,000   Telecom Italia Mobile (Italy)
1,995,906
   40,000   Telefonica de Argentina S.A.
              (ADR) (Argentina)
995,000
  150,000   Telefonica de Espana S.A.
              (ADR) (Spain)
8,343,750
------------------------------------------------------------
--------------------
2                                             See Notes to
Financial Statements.


Portfolio of Investments as of      GLOBAL UTILITY FUND,
INC.
September 30, 1996
------------------------------------------------------------
------------------------------------------------------------

                               US$ Value
Shares       Description        (Note 1)
------------------------------------------------------
Telecommunications (cont'd)
  120,000   Telefonos de Mexico S.A. (ADR-Class
              L Shares) (Mexico)                   $
3,855,000
  200,000   U.S. West Communications Group
5,950,000
   75,000   Vodafone Group PLC
              (ADR) (United Kingdom)
2,559,375
                                                   ---------
----

99,890,622
------------------------------------------------------------
Water Utilities & Other--4.9%
   30,968   Alcatel Alsthom (France)
2,612,258
  167,800   American Water Works Co., Inc.
3,628,675
  400,000   Anglian Water PLC (United Kingdom)
3,360,425
   25,600   Lucent Technologies, Inc.
1,174,400
    6,300   Technip S.A. (France)
575,844
  200,000   U.S. West Media Group*
3,375,000
                                                   ---------
----

14,726,602
            Total common stocks
              (cost $176,304,563)
217,240,903
                                                   ---------
----
    --------------------------------------------------------
----
PREFERRED STOCKS--1.8%
            Philippine Long Distance Telephone
              Co., (The Philippines)
   43,700   $3.50 Conv. Ser. III (GDS)
2,540,063
   80,000   5.75% Conv. Ser. II (GDS)
2,920,000
                                                   ---------
----
            Total preferred stocks (cost
              $4,185,000)
5,460,063
                                                   ---------
----
------------------------------------------------------------

Moody's       Principal
Rating        Amount
(Unaudited)   (000)
DEBT OBLIGATIONS--23.0%
CORPORATE BONDS--21.3%
------------------------------------------------------------
Electrical Utilities--12.8%
A1            $   1,500    Alabama Power Co.,
                             6.375%, 8/1/99
1,491,450
Baa2              1,000D   CSW Investments,
                             7.45%, 8/1/06
                             (United Kingdom)
994,400
Aa2               1,750    Central Illinois Light
                             Co.,
                             8.20%, 1/15/22
1,798,755


Moody's         Principal
Rating          Amount
US$ Value
(Unaudited)     (000)         Description
(Note 1)
Baa1          $   1,000D   Chilgener S.A.,
                             6.50%, 1/15/06 (Chile)   $
933,510
Aaa               2,000D   Chubu Electric Power Co.
                             Inc., (Japan)
                             6.25%, 8/5/03
                             (Eurobonds)
1,935,000
A3                1,500    Cincinnati Gas & Elec.
                             Co.,
                             5.80%, 2/15/99
1,475,445
A1                1,000    Consolidated Edison Co., Inc.,
                           7.625%, 3/1/04
1,024,780
Aa2               2,000    Duke Power Co.,
                             5.875%, 6/1/01
1,903,360
Ba3               1,000    El Paso Electric Co.,
                             8.25%, 2/1/03, Ser. C
990,000
Baa1              1,000D   Empresa Electrica
                             Pehuenche S.A.,
                             7.30%, 5/1/03 (Chile)
996,920
Baa1              1,000D   Empresa Electrica del
                             Norte Grande S.A.,
                             7.75%, 3/15/06 (Chile)
994,840
Aa3                 500    Florida Power & Light
                             Co.,
                             6.00%, 7/1/03
472,850
A2                1,000    GTE Florida, Inc.,
                             7.25%, 10/15/25
929,210
A2                1,000D   Hydro-Quebec
                             7.50%, 4/1/16 (Canada)
971,350
A2                1,000    Iowa-Illinois Gas & Elec. Co.,
                           6.95%, 10/15/25
893,650
Baa2              1,000    Louisiana Power & Light
                             Co.,
                             6.00%, 3/1/00
967,570
A1                1,500    Monongahela Power Co.,
                             7.375%, 7/1/02
1,514,925
A1                1,000    Northern States Power
                             Co.,
                             5.75%, 12/1/00
957,410
A2                1,000    Pacificorp.,
                             8.75%, 2/12/98
1,032,850
Baa1              2,000    Philadelphia Electric
                             Co.,
                             7.50%, 1/15/99
2,036,580
A1                2,000    Potomac Edison Co.,
                             8.875%, 8/1/21
2,123,220
Aa2               2,000    Southwestern Elec. Power Co.,
                           5.25%, 4/1/00
1,906,100
Aa2               1,000    Southwestern Public Serv. Co.,
                           7.25%, 7/15/04
999,420

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3

Portfolio of Investments as of      GLOBAL UTILITY FUND,
INC.
September 30, 1996
------------------------------------------------------------
------------------------------------------------------------

Moody's       Principal
Rating        Amount                              US$ Value
(Unaudited)   (000)        Description             (Note 1)
------------------------------------------------------------
Electrical Utilities (cont'd)
Baa3          $   1,000    System Energy Resources, Inc.,
                           7.71%, 8/1/01              $
1,008,090
Aa2               1,000    Tampa Electric Co.,
                             7.75%, 11/1/22
966,520
Baa2              2,000    Texas Utilities Electric
                             Co.,
                             9.27%, 1/14/00
2,148,360
B1                1,000    Texas-New Mexico Power
                             Co.,
                             Deb.
                             10.75%, 9/15/03
1,052,500
Aa3               2,000D   Tokyo Electric Power
                             Co.,
                             6.125%, 7/29/03
                             (Eurobonds) (Japan)
1,935,000
A2                2,000    Virginia Electric & Power Co.,
                           6.625%, 4/1/03
1,950,420
                                                      ------
-------

38,404,485
------------------------------------------------------------
Gas Distribution & Other Industries--3.5%
A2                2,000D   Alcan Aluminum Ltd.,
                             9.625%, 7/15/19
                             (Canada)
2,229,280
Baa2              1,000    Enron Corp.,
                             7.00%, 8/15/23
885,420
B1                1,000D   Metrogas S.A.,
                             10.875%, 5/15/01
                             Ser. B (Argentina)
1,020,000
A2                1,600    Michigan Con. Gas Co.,
                             8.25%, 5/1/14
1,688,416
                           Northern Illinois Gas
                             Co.,
Aa1                 500    5.875%, 5/1/00
484,435
Aa1               1,000    7.26%, 10/15/25
920,840
A2                2,000    Southern California Gas
                             Co.,
                             6.875%, 11/1/25
1,767,000
B1                1,500D   Transportadora de Gas
                             del Sur S.A.
                             (Argentina)
                             7.75%, 12/23/98
1,479,375
                                                      ------
-------

10,474,766
------------------------------------------------------------
Telecommunications, Media & Related Industries--5.0%
Ba2               1,500    360 Communications Co.,
                             7.50%, 3/1/06
1,458,105
Aaa           $   2,000D   BellSouth
                             Telecommunications,
                             6.125%, 9/23/08
                             (Eurobonds)              $
1,845,000
Aaa               2,000D   British Telecom Finance BV,
                           9.375%, 11/16/98
                             (Eurobonds) (United
                             Kingdom)
2,117,500
B1                1,000    Comcast Corp.,
                             Sr. Sub. Notes,
                             9.125%, 10/15/06
995,000
NR                1,000D   Comtel Brasileira Ltda.,
                             10.75%, 9/26/04
                             (Brazil)
1,023,750
A1                1,550    Pacific Bell, Inc.,
                             8.70%, 6/15/01
1,665,258
Ba2               1,000D   Philippine Long Distance
                             Telephone Co.,
                             9.25%, 6/30/06
                             (The Philippines)
1,021,800
Aa3               1,000    Southwestern Bell
                             Telephone Co.,
                             5.875%, 6/1/03
932,880
Ba1               1,000    TCI Communications Inc.,
                             Sr. Deb.
                             9.25%, 1/15/23
973,210
B1                1,500D   Telecom Argentina S.A.,
                             8.375%, 10/18/00,
                             (Argentina)
1,462,500
Aa1            NZD1,000    Telecom Corp. New
                             Zealand Finance,
                             7.50%, 7/14/03
                             (Eurobonds) (New
                             Zealand)
668,753
B1                1,000D   Telefonica de Argentina
                             S.A.,
                             11.875%, 11/1/04
                             (Argentina)
1,065,000
                                                      ------
-------

15,228,756
                                                      ------
-------
                           Total corporate bonds
                             (cost $64,901,125)
64,108,007
                                                      ------
-------
------------------------------------------------------------
--------------------
4                                             See Notes to
Financial Statements.


Portfolio of Investments as of      GLOBAL UTILITY FUND,
INC.
September 30, 1996
------------------------------------------------------------
------------------------------------------------------------

Moody's       Principal
Rating        Amount                              US$ Value
(Unaudited)   (000)        Description             (Note 1)
-----------------------------------------------------------
CONVERTIBLE BONDS--0.7%
Baa2          $     500D   Compania de Telefonos de
                             Chile S.A.,
                             4.50%, 1/15/03 (Chile)   $
610,625
Caa               1,500D   International Cabletel,
                             Inc.,
                             7.25%, 4/15/05
                             (Eurobonds)
1,635,000
                                                      ------
-------
                           Total convertible bonds
                             (cost $2,000,000)
2,245,625
                                                      ------
-------
------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--1.0%
                           United States Treasury
                             Notes,
                  2,000    6.125%, 7/31/00
1,981,560
                  1,000    7.50%, 11/15/01
1,043,280
                                                      ------
-------
                           Total U.S. Government
                             Securities
                             (cost $3,133,750)
3,024,840
                                                      ------
-------
                           Total debt obligations
                             (cost $70,034,875)
69,378,472
                                                      ------
-------
                           Total long-term
                             investments
                             (cost $250,524,438)
292,079,438
                                                      ------
-------
SHORT-TERM INVESTMENTS--1.8%
CORPORATE BOND--0.5%
              $   1,500D   Ericsson (L.M.)
                             Telephone Co.
                             7.875%, 10/21/96
                             (Eurobonds) (Sweden)     $
1,501,875
------------------------------------------------------------
REPURCHASE AGREEMENT--1.3%
                  3,716    Lanston (Aubrey) & Co.
                             Inc., 5.70%, dated
                             9/30/96, due 10/1/96
                             in the amount of
                             $3,716,588 (cost
                             $3,716,000; value of
                             collateral including
                             accrued
                             interest--$3,808,521)
3,716,000
                                                      ------
-------
                           Total short-term
                             investments
                             (cost $5,320,115)
5,217,875
                                                      ------
-------
------------------------------------------------------------
Total Investments--98.8%
                           (cost $255,844,553; Note
                             4)
297,297,313
                           Other assets in excess
                             of liabilities--1.2%
3,720,830
                                                      ------
-------
                           Net Assets--100%           $
301,018,143
                                                      ------
-------
                                                      ------
-------

---------------
*--Non-income producing security.
D--US$ Denominated Bonds.
ADR--American Depository Receipts.
ADS--American Depository Shares.
GDS--Global Depository Shares.
The Fund's current Statement of Additional Information
contains a description
of Moody's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5

Statement of Assets and Liabilities                   GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
-------------------

Assets
September 30, 1996
Investments, at value (cost
$255,844,553)...............................................
 ...................       $297,297,313
Foreign currency, at value (cost
$136,056)...................................................
 ..............            136,058
Cash........................................................
 ...............................................
39,024
Receivable for investments
sold........................................................
 ....................          3,260,923
Dividend and interest
receivable..................................................
 .........................          2,844,116
Receivable for Fund shares
sold........................................................
 ....................             83,375
Deferred expenses and other
assets......................................................
 ...................              9,080

--------------
   Total
assets......................................................
 ......................................        303,669,889

--------------
Liabilities
Payable for Fund shares
reacquired..................................................
 .......................          1,161,760
Payable for investments
purchased...................................................
 .......................            541,800
Accrued
expenses....................................................
 .......................................            504,560
Distribution fee
payable.....................................................
 ..............................            178,156
Management fee
payable.....................................................
 ................................            166,779
Withholding taxes
payable.....................................................
 .............................             98,691

--------------
   Total
liabilities.................................................
 ......................................          2,651,746

--------------
Net
Assets......................................................
 ...........................................
$301,018,143

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................       $     20,028
   Paid-in capital in excess of
par.........................................................
 ...............        243,967,457

--------------

243,987,485
   Undistributed net investment
income......................................................
 ...............            347,667
   Accumulated net realized gains on investments and foreign
currency transactions.........................
15,225,749
   Net unrealized appreciation on investments and foreign
currencies.......................................
41,457,242

--------------
Net assets, September 30,
1996........................................................
 .....................       $301,018,143

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($112,800,432 / 7,504,953 shares of common stock
issued and outstanding).............................
$15.03
   Maximum sales charge (5.00% of offering
price)......................................................
 ....               0.79

--------------
   Maximum offering price to
public......................................................
 ..................             $15.82

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($187,556,665 / 12,478,843 shares of common stock
issued and outstanding)............................
$15.03

--------------

--------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($661,046 / 43,982 shares of common stock issued and
outstanding)....................................
$15.03

--------------

--------------

------------------------------------------------------------
--------------------
6                                             See Notes to
Financial Statements.

GLOBAL UTILITY FUND, INC.
Statement of Operations
------------------------------------------------------------

                                                Year Ended
Net Investment Income                       September 30,
1996
Income
   Dividends (net of foreign withholding
      taxes of $679,951).................      $  9,232,590
   Interest and discount earned..........         6,222,613
                                            ----------------
--
      Total income.......................        15,455,203
                                            ----------------
--
Expenses
   Management fee........................         2,195,690
   Distribution fee--Class A.............           300,305
   Distribution fee--Class B.............         2,103,048
   Distribution fee--Class C.............             6,078
   Transfer agent's fees and expenses....           537,000
   Custodian's fees and expenses.........           284,000
   Reports to shareholders...............           270,000
   Audit fee and expenses................            43,000
   Directors' fees and expenses..........            43,000
   Registration fees.....................            35,000
   Legal fees and expenses...............            32,000
   Insurance.............................             7,000
   Miscellaneous.........................            12,171
                                            ----------------
--
      Total expenses.....................         5,868,292
                                            ----------------
--
Net investment income....................         9,586,911
                                            ----------------
--
Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions
Net realized gain on:
   Investment transactions...............        17,775,022
   Foreign currency transactions.........           351,243
                                            ----------------
--
                                                 18,126,265
                                            ----------------
--
Net change in unrealized
   appreciation/depreciation on:
   Investments...........................        (1,999,856)
   Foreign currencies....................           822,976
                                            ----------------
--
                                                 (1,176,880)
                                            ----------------
--
Net gain on investments and foreign
   currencies............................        16,949,385
                                            ----------------
--
Net Increase in Net Assets
Resulting from Operations................      $ 26,536,296
                                            ----------------
--
                                            ----------------
--

GLOBAL UTILITY FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                   Year Ended September
30,
in Net Assets                           1996            1995
Operations
   Net investment income..........  $  9,586,911    $
11,147,737
   Net realized gain on investment
      and foreign currency
      transactions................    18,126,265
7,315,262
   Net change in unrealized
      appreciation/depreciation on
      investments and foreign
      currencies..................    (1,176,880)
25,829,844
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...    26,536,296
44,292,843
                                    ------------    --------
----
   Net equalization debits........            --
(312,052)
                                    ------------    --------
----
Dividends and distributions (Note
   1)
   Dividends from net investment
      income
      Class A.....................    (4,066,553)
(4,310,107)
      Class B.....................    (5,504,314)
(6,511,221)
      Class C.....................       (16,044)
(11,932)
                                    ------------    --------
----
                                      (9,586,911)
(10,833,260)
                                    ------------    --------
----
   Distributions in excess of net
      investment income
      Class A.....................        (8,056)
--
      Class B.....................       (10,902)
--
      Class C.....................           (32)
--
                                    ------------    --------
----
                                         (18,990)
--
                                    ------------    --------
----
   Distributions from net realized
      gains
      Class A.....................    (3,456,002)
(2,642,246)
      Class B.....................    (6,126,168)
(5,681,058)
      Class C.....................       (16,333)
(6,975)
                                    ------------    --------
----
                                      (9,598,503)
(8,330,279)
                                    ------------    --------
----
Fund share transactions (net of
   share conversions ) (Note 5)
   Net proceeds form shares
      sold........................    28,413,113
25,935,458
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............    15,648,910
15,601,479
   Cost of shares reacquired......  (102,550,920)
(113,332,033)
                                    ------------    --------
----
Net decrease in net assets from
   Fund share transactions........   (58,488,897)
(71,795,096)
                                    ------------    --------
----
Total decrease....................   (51,157,005)
(46,977,844)
Net Assets
Beginning of year.................   352,175,148
399,152,992
                                    ------------    --------
----
End of year.......................  $301,018,143
$352,175,148
                                    ------------    --------
----
                                    ------------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7

Notes to Financial Statements                         GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
--------------------
Global Utility Fund, Inc. (the ``Fund'') is an open-end
diversified management
investment company. The Fund was organized in Maryland on
November 18, 1988 as a
closed-end, diversified management investment company and on
December 15, 1989,
sold 9,000 shares of common stock for $100,440 to Wellington
Management Company,
LLP (``Wellington''). Investment operations commenced on
January 2, 1990. On
February 1, 1991, the Fund concluded operations as a closed-
end investment
company and subsequently commenced operations as an open-
end, diversified
management investment company.
The Fund seeks to achieve its investment objective of
obtaining a high total
return, without incurring undue risk, by investing primarily in common stocks,
debt securities and preferred stocks of domestic and foreign companies in the
utility industries. Debt securities in which the Fund
invests are generally
within the four highest ratings categories by a nationally
recognized
statistical rating organization or, if not rated, are of
comparable quality. The
ability of the issuers of the debt securities held by the
Fund to meet their
obligations may be affected by economic developments in a
specific country or
industry.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S.
dollar equivalents at the
then current exchange rate. Any security for which the
primary market is on an
exchange is valued at the last sale price on such exchange
on the day of
valuation or, if there was no sale on such day, the last bid price quoted on
such day. Portfolio securities that are actively traded in
the over-the-counter
market, including listed securities for which the primary
market is believed to
be over-the-counter, are valued at the mean between the most recently quoted bid
and asked prices provided by an independent pricing service
or by principal
market makers. Securities for which market quotations are
not readily available
are valued at fair value as determined in good faith by or
under the direction
of the Board of Directors of the Fund.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian
takes possession of the
underlying collateral securities, the value of which exceeds the principal
amount of the repurchase transaction including accrued
interest. If the seller
defaults and the value of the collateral declines or if
bankruptcy proceedings
are commenced with respect to the seller of the security,
realization of the
collateral by the Fund may be delayed or limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
closing rates of exchange.
(ii) purchases and sales of investment securities, income
and expenses--at the
rates of exchange prevailing on the respective dates of such transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal year, the Fund
does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of the securities held at fiscal year end. Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of long-term
securities sold during
the fiscal year. Accordingly, realized foreign currency
gains (losses) are
included in the reported net realized gain on investment
transactions.
The Fund recognizes foreign currency gains and losses from
the holding of
foreign currencies, the sales and maturities of short-term
securities and
forward currency contracts, and the difference between the
amounts of dividends,
interest and foreign taxes recorded on the Fund's books and
the U.S. dollar
equivalent of amounts actually received or paid.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its foreign portfolio
holdings or on specific receivables and payables denominated in a foreign
currency. The contracts are valued daily at current
------------------------------------------------------------
--------------------
8

Notes to Financial Statements                         GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
--------------------
exchange rates and any unrealized gain or loss is included
in net unrealized
appreciation or depreciation on investments. Gain or loss is realized on the
settlement date of the contract equal to the difference
between the settlement
value of the original and renegotiated forward contracts.
This gain or loss, if
any, is included in net realized gain (loss) on foreign
currency transactions.
Risks may arise upon entering into these contracts from the
potential inability
of the counterparties to meet the terms of their contracts. Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized gains and losses from
security and currency
transactions are calculated on the identified cost basis.
Interest income is
recorded on the accrual basis and dividend income is
recorded on the ex-dividend
date. Expenses are recorded on the accrual basis which may
require the use of
certain estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Equalization: During the fiscal year ended September 30,
1996, the Fund
discontinued the accounting practice of equalization.
Equalization is a practice
whereby a portion of the proceeds from sales and costs of
repurchases of capital
shares, equivalent on a per-share basis to the amount of
distributable net
investment income on the date of the transaction, is
credited or charged to
undistributed net investment income. The undistributed net
investment income
balance of $220,108 at September 30, 1995, resulting from
equalization, was
transferred to paid-in capital in excess of par.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to
shareholders.
Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends and interest are provided in accordance with the Fund's understanding of the applicable country's
tax rules and rates.
Dividends and Distributions: Dividends from net investment
income are declared
and paid quarterly. The Fund will distribute at least
annually any net capital
gains in excess of loss carryforwards. Dividends and
distributions are recorded
on the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments for wash
sales and foreign currency transactions.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants (AICPA) Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income and decrease
accumulated net realized gains on investments by $78,798
relating to net
realized foreign currency gains. Net investment income, net
realized gains and
net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Mutual
Fund Management LLC
(``PMF''). Pursuant to this agreement, PMF has
responsibility for all investment
advisory services and supervises the subadviser's
performance of such services.
PMF has entered into a subadvisory agreement with
Wellington; Wellington
furnishes investment advisory services in connection with
the management of the
Fund. PMF pays for the cost of the subadviser's services,
the compensation of
officers of the Fund, occupancy and certain clerical and
bookkeeping costs of
the Fund. The Fund bears all other costs and expenses.
The management fee paid PMF is computed daily and payable
monthly at an annual
rate of .70% of the Fund's average daily net assets up to
and including $250
million, .55% of the Fund's average daily net assets of the
next $250 million,
 .50% of the Fund's average daily net assets of the next $500 million and .45% of
the Fund's average daily net assets in excess of $1 billion.
Pursuant to the
subadvisory agreement, PMF compensates Wellington for its
services at an annual
rate of .50% of the Fund's average daily net assets up to
and including $250
million, .35% of the Fund's average daily net assets of the
next $250 million,
 .30% of the Fund's average daily net assets of the next $500 million and .25% of
the Fund's average daily net assets in excess of $1 billion. The Fund had a distribution agreement with Prudential Mutual Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Class
A shares of the
Fund through January 1, 1996. Effective January 2, 1996,
Prudential Securities
Incorporated (``PSI''), became the distributor of the Class
A shares of the Fund
and is serving the Fund under the same terms and conditions
as under the
arrangement with PMFD. PSI is also the distributor of the
Class B and Class C
shares of the Fund. The Fund
------------------------------------------------------------
--------------------

Notes to Financial Statements                         GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
--------------------
compensated PMFD and PSI for distributing and servicing the
Fund's Class A,
Class B and Class C shares, pursuant to plans of
distribution (the ``Class A, B
and C Plans''), regardless of expenses actually incurred by
them. The
distribution fees are accrued daily and payable monthly. Pursuant to the Class A, B and C Plans, the Fund compensates PSI, and PMFD for the period September 1, 1995 through January 1, 1996 with
respect to Class A
shares, for distribution-related activities at an annual
rate of up to .30 of
1%, 1% and 1%, of the average daily net assets of the Class
A, B and C shares,
respectively. Such expenses under the Plans were .25 of 1%,
1% and 1%, of the
average daily net assets of the Class A, B and C shares,
respectively, for the
fiscal year ended September 30, 1996.
PMFD and PSI has advised the Fund that it has received
approximately $68,100 in
front-end sales charges resulting from sales of Class A
shares during the fiscal
year ended September 30, 1996. From these fees, PMFD and PSI paid such sales
charges to affiliated broker-dealers which in turn paid
commissions to
salespersons and incurred other distribution costs.
PSI has advised the Fund that for the fiscal year ended
September 30, 1996, it
received approximately $728,700 and $700 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and Class C
shareholders,
respectively.
PMFD is a wholly-owned subsidiary of PMF; PSI and PMF are
indirect, wholly-owned
subsidiaries of The Prudential Insurance Company of America.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly-
owned subsidiary of
PMF, serves as the Fund's transfer agent and during the
fiscal year ended
September 30, 1996, the Fund incurred fees of approximately
$458,900 for the
services of PMFS. As of September 30, 1996, approximately
$37,000 of such fees
were due to PMFS. Transfer agent fees and expenses in the
Statement of
Operations include certain out-of-pocket expenses paid to
non-affiliates.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than
short-term investments,
for the fiscal year ended September 30, 1996 were
$41,795,046 and $113,701,639,
respectively.
The United States federal income tax basis of the Fund's
investments at
September 30, 1996 was $255,871,260 and accordingly, net
unrealized appreciation
of investments, for United States federal income tax
purposes was $41,426,053
(gross unrealized appreciation--$52,314,897; gross
unrealized
depreciation--$10,888,844).
------------------------------------------------------------
Note 5. Capital
The Fund offers Class A, Class B and Class C shares. Class A shares are sold with an initial sales charge of up to 5.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
The Fund has authorized 2 billion shares of common stock at $.001 par value per share equally divided into Class A, B and C shares. Of the 20,027,778 shares of common stock issued and outstanding at September 30, 1996, Wellington owned
9,000 Class A shares.
Transactions in shares of common stock were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended September 30, 1996:
Shares sold........................    1,266,739    $
18,863,411
Shares issued in reinvestment of
  dividends and distributions......      339,649
5,017,345
Shares reacquired..................   (2,883,880)
(43,010,724)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................   (1,277,492)
(19,129,968)
Shares issued upon conversion from
  Class B..........................      327,144
4,874,396
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (950,348)
$(14,255,572)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1995:
Shares sold........................      932,622    $
12,467,912
Shares issued in reinvestment of
  dividends and distributions......      332,880
4,408,412
Shares reacquired..................   (3,154,244)
(42,676,531)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................   (1,888,742)
(25,800,207)
Shares issued upon conversion from
  Class B..........................    1,102,435
14,545,652
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (786,307)
$(11,254,555)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
10

Notes to Financial Statements                         GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class B                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended September 30, 1996:
Shares sold........................      623,845    $
9,314,099
Shares issued in reinvestment of
  dividends and distributions......      718,862
10,600,234
Shares reacquired..................   (3,977,624)
(59,359,780)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................   (2,634,917)
(39,445,447)
Shares reacquired upon conversion
  into Class A.....................     (327,061)
(4,874,396)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (2,961,978)
$(44,319,843)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1995:
Shares sold........................      976,906    $
13,147,835
Shares issued in reinvestment of
  dividends and distributions......      849,891
11,174,827
Shares reacquired..................   (5,242,255)
(70,606,948)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................   (3,415,458)
(46,284,286)
Shares reacquired upon conversion
  into Class A.....................   (1,103,158)
(14,545,349)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (4,518,616)
$(60,829,635)
                                      ----------    --------
----
                                      ----------    --------
----
Class C                                 Shares
Amount
-----------------------------------   ----------    --------
----
Year ended September 30, 1996:
Shares sold........................       15,751    $
235,603
Shares issued in reinvestment of
  dividends and distributions......        2,124
31,331
Shares reacquired..................      (12,124)
(180,416)
                                      ----------    --------
----
Net increase in shares
  outstanding......................        5,751    $
86,518
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1995:
Shares sold........................       23,879    $
319,711
Shares issued in reinvestment of
  dividends and distributions......        1,372
18,240
Shares reacquired..................       (3,578)
(48,857)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       21,673    $
289,094
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------

Financial Highlights                                  GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                         -------------------
-------------------------------------------

Year Ended September 30,
                                         -------------------
-------------------------------------------
                                            1996
1995         1994         1993         1992
                                         ----------     ----
----     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year.....   $  14.72      $
13.66     $  14.63     $  12.96     $  12.62
                                         ----------     ----
----     --------     --------     --------
Income from investment operations
Net investment income..................        .51
 .49          .47          .44          .53
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions........................        .73
1.35         (.82)        2.46         1.01
                                         ----------     ----
----     --------     --------     --------
   Total from investment operations....       1.24
1.84         (.35)        2.90         1.54
                                         ----------     ----
----     --------     --------     --------
Less distributions
Dividends from net investment income...       (.51)
(.48)        (.42)        (.47)        (.53)
Distributions in excess of net
   investment income...................         --
--           --         (.01)          --
Distributions from net realized
   gains...............................       (.42)
(.30)        (.20)        (.75)        (.67)
                                         ----------     ----
----     --------     --------     --------
   Total distributions.................       (.93)
(.78)        (.62)       (1.23)       (1.20)
                                         ----------     ----
----     --------     --------     --------
Net asset value, end of year...........   $  15.03      $
14.72     $  13.66     $  14.63     $  12.96
                                         ----------     ----
----     --------     --------     --------
                                         ----------     ----
----     --------     --------     --------
TOTAL RETURN(a)........................       8.65%
14.23%       (2.49)%      23.87%       13.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)..........   $112,800
$124,423     $126,254     $138,714     $114,654
Average net assets (000)...............   $120,122
$122,837     $139,166     $119,001     $120,708
Ratios to average net assets:
   Expenses, including distribution
      fees.............................       1.30%
1.31%        1.25%        1.30%        1.39%
   Expenses, excluding distribution
      fees.............................       1.05%
1.06%        1.02%        1.10%        1.19%
   Net investment income...............       3.38%
3.58%        3.39%        3.37%        4.16%
For Class A, B and C shares:
   Portfolio turnover rate.............         13%
15%          19%          14%          57%
   Average commission rate paid per
      share............................   $ 0.0542
--           --           --           --

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions.
------------------------------------------------------------
--------------------
12                                            See Notes to
Financial Statements.

Financial Highlights                                  GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class B                                  Class C
                                           -----------------
---------------------------------------------     ----------

Year Ended

September

Year Ended September 30,                           30,
                                           -----------------
---------------------------------------------     ----------
                                              1996
1995         1994         1993        1992          1996
                                           ----------      -
-------     --------     --------     -------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...     $  14.71       $
13.66     $  14.63     $  12.97     $ 12.63      $  14.71
                                           ----------      -
-------     --------     --------     -------     ----------
Income from investment operations
Net investment income..................          .40
 .39          .37          .34         .43           .40
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions........................          .74
1.34         (.82)        2.45        1.01           .74
                                           ----------      -
-------     --------     --------     -------     ----------
   Total from investment operations....         1.14
1.73         (.45)        2.79        1.44          1.14
                                           ----------      -
-------     --------     --------     -------     ----------
Less distributions
Dividends from net investment income...         (.40)
(.38)        (.32)        (.37)       (.43)         (.40)
Distributions in excess of net
   investment income...................           --
--           --         (.01)         --            --
Distributions from net realized
   gains...............................         (.42)
(.30)        (.20)        (.75)       (.67)         (.42)
                                           ----------      -
-------     --------     --------     -------     ----------
   Total distributions.................         (.82)
(.68)        (.52)       (1.13)      (1.10)         (.82)
                                           ----------      -
-------     --------     --------     -------     ----------
Net asset value, end of period.........     $  15.03       $
14.71     $  13.66     $  14.63     $ 12.97      $  15.03
                                           ----------      -
-------     --------     --------     -------     ----------
                                           ----------      -
-------     --------     --------     -------     ----------
TOTAL RETURN(b)........................         7.90%
13.32%       (3.22)%      22.87%      12.23%         7.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........     $187,557
$227,189     $272,673     $185,259     $60,432      $    661
Average net assets (000)...............     $210,305
$237,983     $270,466     $ 90,254     $45,661      $    608
Ratios to average net assets:
   Expenses, including distribution
      fees.............................         2.05%
2.06%        2.02%        2.10%       2.19%         2.05%
   Expenses, excluding distribution
      fees.............................         1.05%
1.06%        1.02%        1.10%       1.19%         1.05%
   Net investment income...............         2.62%
2.83%        2.68%        2.59%       3.43%         2.66%


August 1,

1994(a)

through

September 30,
                                             1995
1994
                                         -------------     -
------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...     $ 13.66
$ 13.93
                                              -----
-----

Income from investment operations
Net investment income..................         .39
 .06
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions........................        1.34
(.24)
                                              -----
-----

   Total from investment operations....        1.73
(.18)
                                              -----
-----

Less distributions
Dividends from net investment income...        (.38)
(.07)
Distributions in excess of net
   investment income...................          --
--
Distributions from net realized
   gains...............................        (.30)
(.02)
                                              -----
-----

   Total distributions.................        (.68)
(.09)
                                              -----
-----

Net asset value, end of period.........     $ 14.71
$ 13.66
                                              -----
-----
                                              -----
-----

TOTAL RETURN(b)........................       13.32%
(1.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........     $   563
$   226
Average net assets (000)...............     $   410
$   131
Ratios to average net assets:
   Expenses, including distribution
      fees.............................        2.06%
2.06%(c)
   Expenses, excluding distribution
      fees.............................        1.06%
1.06%(c)
   Net investment income...............        2.83%
2.46%(c)

---------------
(a) Commencement of offering of Class C shares.
(b) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions.
    Total return for periods of less than a full year are
not annualized.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13

Independent Auditors' Report                          GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
--------------------
The Shareholders and Board of Directors
Global Utility Fund, Inc.
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Global Utility Fund, Inc. as of September 30,
1996, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
September 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Global Utility Fund,
Inc. as of September 30, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
New York, New York
November 14, 1996

Federal Income Tax Information                        GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Fund's fiscal year end (September 30, 1996) as to the
federal tax status of
dividends paid by the Fund during such fiscal year.
Accordingly, we are advising
you that during the fiscal year, the Fund paid distributions for Class A shares
totaling $0.93 per share, comprised of $0.51 per share
ordinary income and
short-term capital gains which are taxable as ordinary
income and $0.42 per
share long-term capital gains which are taxable as such. The
Fund paid
distributions for Class B and Class C shares totaling $0.82
per share, comprised
of $0.40 per share ordinary income and short-term capital
gains which are
taxable as ordinary income and $0.42 per share long-term
capital gains which are
taxable as such. Further, we wish to advise you that 33% of
the ordinary income
dividends paid in 1996 qualified for the corporate dividend
received deduction
available to corporate taxpayers.
In January 1997, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the distributions received
by you in calendar
year 1996.
------------------------------------------------------------
--------------------
14

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
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

Comparing A $10,000 Investment.
---------------------------------------
The Global Utility Fund, Inc. vs. Morgan Stanley
Capital International World Index.

--The Global Utility Fund, Inc.
//Morgan Stanley Capital International World Index

Average Annual
Total Returns
-----------------------
With Sales Load
10.9% Since Inception                    Class A
10.0% for 5 Years                        (GRAPH)
 3.2% for 1 Year

Without Sales Load
11.7% Since Inception
11.2% for 5 Years
 8.7% for 1 Year


Average Annual
Total Returns
---------------------
With Sales Load
10.6% Since Inception                       Class B
10.2% for 5 Years                           (GRAPH)
 2.9% for 1 Year

Without Sales Load
10.7% Since Inception
10.3% for 5 Years
 7.9% for 1 Year


Average Annual
Total Returns
--------------------
With Sales Load
9.1% Since Inception                     Class C
6.9% for 1 Year                          (GRAPH)

Without Sales Load
9.1% Since Inception
7.9% for 1 Year

Past performance is not indicative of future results.
Investment
return and principal value will fluctuate so an investor's shares, when redeemed, will be worth more or less than their original cost.
The charts on the right are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations.
They compare a $10,000 investment in the Global Utility Fund
(Class
A, Class B and Class C) with a similar investment in the Morgan
Stanley Capital International World Index (the Index) by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of each fiscal year (September 30), as measured on a quarterly basis, beginning in 1990 for Class A shares, in 1991 for Class B shares and in 1994 for Class C shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class
A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on September
30, 1996; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.
Class B shares will automatically convert to Class
A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.

The Index is a weighted index comprised of approximately
1,500
companies listed on the stock exchanges of the U.S., Europe, Canada, Australia, New Zealand and the Far East. The combined market capitalization of these companies represents approximately
60% of the aggregate market value of the stock exchanges in the countries comprising the Index. The Index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the Fund. The Index is not the only one that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http:\\www.prudential.com

(LOGO)

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney
Richard A. Redeker

Officers
Edward D. Beach, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA  02109

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave, N.W.
Washington, DC  20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

37936G303   MF150E
37936G204   Cat. #444356X
37936G402